Bank Borrowings (Details) - HKD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Bank Borrowings [Line Items]
Guaranteed amounting	$ 131	$ 131